Travel Suppliers Payable	12 Months Ended
Dec. 31, 2018
Text Block [Abstract]
Travel Suppliers Payable
10.	Travel Suppliers payable

Travel Supplier payables consist of the following

	As of December 31, 2018	As of December 31, 2017
Hotels and other travel service suppliers (1)	151,393	151,023
Airlines	34,057	23,794

	$185,450	$174,817

(1)	Includes $ 132,863 and $ 137,396 as of December 31, 2018 and 2017, respectively, for deferred merchant bookings which will be due after the traveler has checked out.